FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

26.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Corporation’s financial risk-management policies have been established in order to identify and analyze the risks faced by the Corporation, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk-management policies are reviewed regularly to reflect changes in market conditions and in the Corporation’s activities.

The Corporation uses a number of financial instruments, mainly cash and cash equivalents,restricted cash, trade receivables, contract assets, long-term investments, bank indebtedness, advance from the parent corporation, trade payables, accrued liabilities, long-term debt, lease liabilities and derivative financial instruments. As a result of its use of financial instruments, the Corporation is exposed to credit risk, liquidity risk and market risks relating to foreign exchange fluctuations and interest rate fluctuations.

In order to manage its foreign exchange and interest rate risks, the Corporation uses derivative financial instruments (i) to set in CAN dollars future payments on debts denominated in U.S. dollars (interest and principal) and certain purchases of inventories and other capital expenditures denominated in a foreign currency and (ii) to achieve a targeted balance of fixed- and floating-rate debt. The Corporation does not intend to settle its derivative financial instruments prior to their maturity as none of these instruments is held or issued for speculative purposes.

(a)   Description of derivative financial instruments

(i)	Foreign exchange forward contracts

	CAN dollar average
	exchange rate	Notional	Notional
Maturity	per one U.S. dollar	amount sold	amount bought
Videotron
Less than 1 year	1.2578	$177.4	US$	141.0

(ii)	Cross-currency swaps

	Hedging instrument
					CAN dollar
				Annual interest	exchange rate on
				rate on notional	interest and
	Period		Notional	amount in	capital payments
Hedged item	covered		amount	CAN dollars	per one U.S. dollar
Quebecor Media
5.750% Senior Notes due 2023	2016 to 2023	US$	431.3	7.27%	0.9792
5.750% Senior Notes due 2023	2012 to 2023	US$	418.7	6.85%	0.9759

Videotron
5.375% Senior Notes due 2024	2014 to 2024	US$	158.6	Bankers’ acceptance 3 months +2.67%	1.1034
5.375% Senior Notes due 2024	2017 to 2024	US$	441.4	5.62%	1.1039
5.125% Senior Notes due 2027	2017 to 2027	US$	600.0	4.82%	1.3407
3.625% Senior Notes due 2029	2021 to 2029	US$	500.0	4.04%	1.2109

26.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

(a)   Description of derivative financial instruments (continued)

Certain cross-currency swaps entered into by the Corporation include an option that allows each party to unwind the transaction on a specific date at the then settlement amount.

(b)   Fair value of financial instruments

In accordance with IFRS 13, Fair Value Measurement, the Corporation considers the following fair value hierarchy, which reflects the significance of the inputs used in measuring its financial instruments:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
●	Level 3: inputs that are not based on observable market data (unobservable inputs).

The fair value of long-term debt is estimated based on quoted market prices when available or on valuation models using Level 1 and Level 2 inputs. When the Corporation uses valuation models, the fair value is estimated using discounted cash flows using year-end market yields or the market value of similar instruments with the same maturity.

The fair value of derivative financial instruments recognized on the consolidated balance sheets is estimated as per the Corporation’s valuation models. These models project future cash flows and discount the future amounts to a present value using the contractual terms of the derivative financial instrument and factors observable in external market data, such as period-end swap rates and foreign exchange rates (Level 2 inputs). An adjustment is also included to reflect non-performance risk, impacted by the financial and economic environment prevailing at the date of the valuation, in the recognized measure of the fair value of the derivative financial instruments by applying a credit default premium, estimated using a combination of observable and unobservable inputs in the market (Level 3 inputs), to the net exposure of the counterparty or the Corporation. Derivative financial instruments are classified as Level 2.

The carrying value and fair value of long-term debt and derivative financial instruments as of December 31, 2021 and 2020 are as follows:

	2021		2020
	Carrying	Fair	Carrying	Fair
Asset (liability)	value	value	value	value
Long-term debt[1]	$(6,509.5)	$(6,615.3)	$(5,740.5)	$(6,169.2)
Derivative financial instruments[2]
Foreign exchange forward contracts	0.9	0.9	(8.0)	(8.0)
Cross-currency swaps	381.4	381.4	605.1	605.1
1	The carrying value of long-term debt excludes changes in the fair value of long-term debt related to hedged interest rate risk and financing costs.
2	The net fair value of derivative financial instruments designated as cash flow hedges is an asset position of $348.1 million as of December 31, 2021 ($552.5 million in 2020) and the net fair value of derivative financial instruments designated as fair value hedges is an asset position of $34.2 million as of December 31, 2021 ($44.6 million in 2020).

26.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

(c)   Credit risk management

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial asset fails to meet its contractual obligations and arises principally from amounts receivable from customers, including contract assets.

The gross carrying amounts of financial assets represent the maximum credit exposure. As of December 31, 2021, the gross carrying amount of trade receivables and contract assets, including their long-term portions, was $913.4 million ($790.2 million as of December 31, 2020).

In the normal course of business, the Corporation continuously monitors the financial condition of its customers and reviews the credit history of each new customer. The Corporation uses its customers’ historical terms of payment and acceptable collection periods for each customer class, as well as changes in its customers’ credit profiles, to define default to collect amounts receivable from customers, including contract assets.

As of December 31, 2021, no customer balance represented a significant portion of the Corporation’s consolidated trade receivables. The Corporation is using the expected credit losses method to estimate its provision for credit losses, which considers the specific credit risk of its customers, the expected lifetime of its financial assets, historical trends and economic conditions. As of December 31, 2021, the provision for expected credit losses represented 2.0% of the gross amount of trade receivables and contract assets (2.6% as of December 31, 2020), while 6.9% of trade receivables were 90 days past their billing date (5.0% as of December 31, 2020).

The following table shows changes to the provision for expected credit losses for the years ended December 31, 2021 and 2020:

	2021	2020
Balance at beginning of year	$20.8	$19.6
Changes in expected credit losses charged to income	17.2	17.4
Write-off	(19.5)	(16.2)
Balance at end of year	$18.5	$20.8

The Corporation believes that its product lines and the diversity of its customer base are instrumental in reducing its credit risk, as well as the impact of fluctuations in product-line demand. The Corporation does not believe that it is exposed to an unusual level of customer credit risk.

As a result of its use of derivative financial instruments, the Corporation is exposed to the risk of non-performance by a third party. When the Corporation enters into derivative contracts, the counterparties (either foreign or Canadian) must have credit ratings at least in accordance with the Corporation’s risk-management policy and are subject to concentration limits. These credit ratings and concentration limits are monitored on an ongoing basis, but at least quarterly.

(d)   Liquidity risk management

Liquidity risk is the risk that the Corporation will not be able to meet its financial obligations as they fall due or the risk that those financial obligations will have to be met at excessive cost. The Corporation manages this exposure through staggered debt maturities. The weighted average term of the Corporation’s consolidated debt was approximately 5.2 years as of December 31, 2021 (4.3 years as of December 31, 2020).

26.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

(d)   Liquidity risk management (continued)

The Corporation’s management believes that cash flows and available sources of financing should be sufficient to cover committed cash requirements for capital investments, working capital, interest payments, income tax payments, debt repayments, pension plan contributions, share repurchases, dividends or distributions to shareholders. The Corporation has access to cash flows generated by its subsidiaries through dividends (or distributions) and cash advances paid by its wholly owned subsidiaries.

As of December 31, 2021, material contractual obligations related to financial instruments included capital repayment and interest on long-term debt and on lease liabilities, and obligations related to derivative financial instruments, less estimated future receipts on derivative financial instruments. These obligations and their maturities are as follows:

		Less than			5 years
	Total	1 year	1-3 years	3-5 years	or more
Advance from the parent corporation	$21.6	$21.6	$—	$—	$—
Accounts payable and accrued charges	846.6	846.6	—	—	—
Long-term debt[1]	6,509.5	12.0	2,132.4	775.0	3,590.1
Interest payments on long-term debt[2]	1,355.8	246.3	442.4	337.3	329.8
Lease liabilities	210.1	39.2	67.7	38.4	64.8
Interest payments on lease liabilities	50.3	9.1	13.3	8.5	19.4
Derivative financial instruments[3]	(332.8)	1.6	(354.2)	—	19.8
Total	$8,661.1	$1,176.4	$2,301.6	$1,159.2	$4,023.9
1	The carrying value of long-term debt excludes changes in the fair value of long-term debt related to hedged interest rate risk and financing costs.
2	Estimate of interest payable on long-term debt, based on interest rates, hedging of interest rates and hedging of foreign exchange rates as of December 31, 2021.
3	Estimated future receipts, net of future disbursements, on derivative financial instruments related to foreign exchange hedging on the principal of U.S.-dollar-denominated debt.

(e)   Market risk

Market risk is the risk that changes in market prices due to foreign exchange rates, interest rates and/or equity prices will affect the value of the Corporation’s financial instruments. The objective of market risk management is to mitigate and control exposures within acceptable parameters while optimizing the return on risk.

Foreign currency risk

Most of the Corporation’s consolidated revenues and expenses, other than interest expense on U.S.-dollar-denominated debt, purchases of set-top boxes, gateways, modems, mobile devices and certain capital expenditures, are received or denominated in CAN dollars. A significant portion of the interest, principal and premium, if any, payable on its debt is payable in U.S. dollars. The Corporation has entered into transactions to hedge the foreign currency risk exposure on its U.S.-dollar-denominated debt obligations outstanding as of December 31, 2021, and to hedge its exposure on certain purchases of set-top boxes, gateways, modems, mobile devices and capital expenditures. Accordingly, the Corporation’s sensitivity to variations in foreign exchange rates is economically limited.

26.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

(e)   Market risk (continued)

The estimated sensitivity on income and on other comprehensive income, before income taxes, of a variance of $0.10 in the year-end exchange rate of a CAN dollar per one U.S. dollar used to calculate the fair value of financial instruments as of December 31, 2021 is as follows:

		Other
		comprehensive
Increase (decrease)	Income	income
Increase of $0.10	$0.7	$35.1
Decrease of $0.10	(0.7)	(35.1)

A variance of $0.10 in the 2021 average exchange rate of CAN dollar per one U.S. dollar would have resulted in a variance of $8.8 million on the value of unhedged purchases of goods and services and $6.6 million on the value of unhedged acquisitions of tangible and intangible assets in 2021.

A variance of 10% in the exchange rate of CAN dollar per one Turkish Lira as of December 31, 2021 would have resulted in a variance of $3.2 million of the loss on translation of investments in foreign associates in the consolidated statements of comprehensive income.

Interest rate risk

Some of the Corporation’s bank credit facilities bear interest at floating rates based on the following reference rates: (i) Bankers’ acceptance rate, (ii) LIBOR, (iii) Canadian prime rate, and (iv) U.S. prime rate. The Senior Notes issued by the Corporation bear interest at fixed rates. The Corporation has entered into cross-currency swap agreements in order to manage cash flow risk exposure. As of December 31, 2021, after taking into account the hedging instruments, long-term debt was comprised of 92.4% fixed-rate debt (96.1% in 2020) and 7.6% floating-rate debt (3.9% in 2020).

The estimated sensitivity on interest payments, of a 100 basis-point variance in the year-end Canadian Bankers’ acceptance rate as of December 31, 2021 was $4.7 million.

The estimated sensitivity on income and on other comprehensive income, before income taxes, of a 100 basis-point variance in the discount rate used to calculate the fair value of financial instruments as of December 31, 2021, as per the Corporation’s valuation models, is as follows:

		Other
		comprehensive
Increase (decrease)	Income	income
Increase of 100 basis points	$(0.7)	$(5.2)
Decrease of 100 basis points	0.7	5.2

(f)   Capital management

The Corporation’s primary objective in managing capital is to maintain an optimal capital base in order to support the capital requirements of its various businesses, including growth opportunities.

26.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (continued)

(f)   Capital management (continued)

In managing its capital structure, the Corporation takes into account the asset characteristics of its subsidiaries and planned requirements for funds, leveraging their individual borrowing capacities in the most efficient manner to achieve the lowest cost of financing. Management of the capital structure involves the issuance and repayment of debt, the repurchase of shares, the use of cash flows generated by operations, and the level of distributions to shareholders. The Corporation has not significantly changed its strategy regarding the management of its capital structure since the last financial year.

The Corporation’s capital structure is composed of equity, bank indebtedness, advance from the parent corporation, long-term debt, lease liabilities, derivative financial instruments and cash and cash equivalents. The capital structure as of December 31, 2021 and 2020 is as follows:

	2021	2020
Bank indebtedness	$—	$1.7
Advance from the parent corporation	21.6	16.9
Long-term debt	6,480.0	5,727.6
Lease liabilities	210.1	203.2
Derivative financial instruments	(382.3)	(597.1)
Cash and cash equivalents	(65.1)	(137.3)
Net liabilities	6,264.3	5,215.0
Equity	$1,562.0	$1,420.4

The Corporation is not subject to any externally imposed capital requirements other than certain restrictions under the terms of its borrowing agreements, which relate, among other things, to permitted investments, inter-corporation transactions, and the declaration and payment of dividends or other distributions.